Description of the Plan	12 Months Ended
Dec. 31, 2025
Employees' Profit Sharing and 401(k) Plan
Description of the Plan
Description of the Plan
1.	Description of the Plan

General

The following description of the UFP Industries, Inc. (the “Company”) Employees’ Profit Sharing and 401(k) Plan (the Plan) provides only general information. Participants should refer to the Plan Document, as amended and restated, for a more complete description of the Plan’s provisions.

Administration

Principal Trust Company serves as the trustee of the Plan, and Principal Life Insurance Company serves as recordkeeper of the Plan (collectively, “Principal”). Principal provides custody of assets, trading, income collection, contribution deposit processing and paying agent services. The trustee is legally responsible for maintaining the assets of the Plan, making distribution payments as directed by the Company and generally performing all other acts deemed necessary or proper to fulfill its responsibility as set forth in the trust agreement pertaining to the Plan.

Eligibility and Enrollment

The Plan is a defined-contribution, profit sharing and 401(k) plan that provides tax-deferred benefits, and as of January 1, 2024, Roth after-tax contributions and In-Plan Roth transfers, for substantially all eligible employees of UFP Industries, Inc. (Plan Sponsor) or other participating employers, excluding the employees of separate subsidiaries that maintain a similar defined-contribution plan and those covered under a collective bargaining agreement. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (ERISA).

All newly eligible employees are automatically enrolled in the Plan at a deferral level of 3% of eligible compensation.  Eligible employees are those who are 18 years or older, have completed 60 days of employment and are hired to work more than 180 days.

Contributions

Participants may voluntarily contribute up to 75% of their eligible compensation as a 401(k) contribution subject to certain regulatory limitations. Participant contributions to the Plan vest immediately.

The Plan Sponsor contributes regular discretionary matching contributions and may contribute additional discretionary matching contributions. Regular discretionary matching contributions are made quarterly and were 25% of participant deferral on the first 6% of each participant’s eligible compensation, in 2025 and 2024. Additional matching contributions were not provided to hourly participants for 2025 or 2024. These amounts are not guaranteed and may vary from year to year as the Plan Sponsor is not obligated to make such contributions.

The Plan Sponsor may also contribute a discretionary profit sharing amount annually as determined by management and approved by the Plan Sponsor’s Board of Directors. The Plan Sponsor’s annual profit sharing contributions are allocated to participants who had at least 1,000 hours of service during the plan year and are allocated to each participant’s account in the same ratio that each participant’s total compensation for the Plan year bears to the total compensation of all participants for such year.  No discretionary profit sharing contributions were made in 2025 or 2024.

Employer contributions are subject to a vesting schedule as follows:

Years of Service	Vesting Percentage
Less than 2	0%
2 but less than 3	20
3 but less than 4	40
4 but less than 5	60
5 but less than 6	80
6 or more	100

The Plan was amended effective January 1, 2012 to be designated as an Employee Stock Ownership Plan for those Participants with a portion of their account balance invested in the UFP Industries, Inc. Stock Fund. This provision allows those Participants who are 100% vested the opportunity to elect to have the dividends on the employer stock fund paid to them in cash. Effective January 1, 2025, the Plan was amended to vest all UFP Industries, Inc. dividend payments at 100% and allow participants to elect to have the dividends on the fund paid to them in cash.

Participant Accounts

Participants may select from various investment options made available by the Plan. Each participant’s account is credited with the participant’s contribution, an allocation of the Plan Sponsor’s contribution, if any, Plan earnings and losses and certain administrative expenses. Earnings allocations are based on participant account balances, as defined in the Plan Document.

Forfeitures

Upon termination of employment, a participant may not be fully vested in the employer’s contributions that have been allocated to his or her account. Forfeitures are used to offset the Plan Sponsor’s matching contributions and for reasonable administrative expenses. During 2025 and 2024, forfeitures of approximately $1,601,000 and $1,529,000, respectively, were used to offset the Plan Sponsor’s matching contributions.

Participant Loans

Participants may borrow from their account a minimum amount of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance, reduced by any outstanding loans as outlined in the Plan Document. Loan terms range from one to five years or up to 25 years for the purchase of a residence. Each participant may not have more than two loans outstanding at any time. Participant loans are secured by the participant’s vested account balance, with the adequacy of the security determined as of the loan approval date. The loans bear interest at a rate equal to the prime rate (6.75% at December 31, 2025) plus 2% calculated on a daily basis. Interest rates on outstanding loans ranged from 4.2% to 11.5% at December 31, 2025. Repayments of principal and interest are generally made through payroll deductions.

Payment of Benefits

Before attainment of age 59½, participants may request in-service withdrawals from the Rollover balance within their account. Participants may also request an in-service withdrawal from their Salary Deferral balance in the event of a financial hardship, subject to certain limitations as defined by the Plan.  Once a participant attains age 59½, in-service withdrawals may be made from all contribution sources.

Upon separation from service, a participant is eligible for a lump sum distribution of their full, vested account balance. Participants may elect to receive the distribution in a lump sum amount, a qualified rollover to another plan, or may defer their distribution until a later date. However, in the absence of an election, if the vested portion of a participant’s account is $1,000 or less, this amount will be paid as a lump sum distribution as soon as administratively allowable. Participants who incur a separation from service as a result of their death, Total Disability, or Retirement will be vested at 100% prior to their distribution.

Termination

The Plan Sponsor intends to continue the Plan indefinitely but reserves the right to terminate or amend the Plan at any time. In the event of termination of the Plan, all participants are automatically fully vested in the value of their accounts and will be paid in full.